Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the Company’s performance, see “Compensation discussion and analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

Fiscal Year	Summary Compensation Table Total for CEO(1)(2) Mr. Kelderman		Compensation actually paid to CEO(1)(2) Mr. Kelderman		Summary Compensation Table Total for CEO(1) Mr. Kummeth	Compensation actually paid to CEO(1) Mr. Kummeth	Average Summary Compensation Table Total for Non-PEO NEOs(2)		Average Compensation actually Paid to Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment based on:			Company- selected Measure (Organic Revenue)(5)
											Company TSR	Peer Group TSR(3)	Net Income(4)
2025	$8,151,181		$2,471,713		$—	$—	$3,748,508		$2,883,223		$79.49	$103.58	$73,400,000	$1,210,000
2024	2,636,900	(11)	2,828,450	(11)	6,792,945	4,821,823	3,303,421	(12)	3,651,652	(12)	110.17	131.47	168,105,000	1,147,100
2023	—		—		30,584,644	4,684,176	2,258,387		2,424,680		124.96	126.72	285,442,000	1,134,700
2022	—		—		15,370,549	(6,349,624)	3,223,063		(2,680,481)		132.17	129.72	263,099,000	1,113,600
2021	—		—		15,889,896	105,676,083	4,950,600		26,444,391		171.17	147.61	139,585,000	915,900

Company Selected Measure Name			organic revenue
Named Executive Officers, Footnote
(1)	The Company had two CEOs during fiscal year 2024. Effective November 1, 2023, Mr. Kelderman was appointed the role of Chief Executive Officer and assumed the role on February 1, 2024. Mr. Kummeth left his position as Chief Executive Officer effective February 1, 2024 and remained with the company as a Senior Advisor through July 1, 2024. Mr. Kelderman was our CEO for the fully fiscal year 2025. Mr. Kummeth was our CEO for the full fiscal years 2021 through 2023.
(2)	For fiscal year 2024, Mr. Kelderman held his position as President, Diagnostics and Genomics prior to assuming the position of CEO on February 1, 2024. Therefore, any compensation granted or vested prior to assuming the position of CEO is included in the average non-PEO NEO compensation for fiscal year 2024.

Adjustment To PEO Compensation, Footnote

	FY25		FY24					FY23		FY22
	CEO	Non-PEO NEOs	CEO Mr. Kelderman		CEO Mr. Kummeth	Non-PEO NEOs		CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table (i)	8,151,181	3,748,508	2,636,900	(6)	6,792,945	3,303,421	(7)	30,584,644	2,258,387	15,370,549	3,223,063
Subtract: Grant date fair value of option and stock awards granted in the fiscal year (ii)	(5,862,791)	(1,264,411)	(2,152,815	)(6)	(5,000,028)	(1,349,102	)(7)	(29,325,210)	(850,075)	(10,299,362)	(949,840)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (iii)	3,511,656	1,569,604	2,344,977		4,234,157	2,565,518		4,318,227 (8)	1,382,025	6,472,546	1,106,688
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (iv)	(3,442,309)	(1,234,677)	—		(1,241,718)	(847,318)		(6,132,401)	(877,492)	(22,021,635)	(5,636,997)
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (v)	—	—	—		—	—		—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (vi)	113,976	64,200	—		36,468	(20,867)		5,238,918	633,346	4,128,278	469,566
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year (vii)	—	—	—		—	—		—	(121,511)	—	(892,961)
Compensation Actually Paid	2,471,713	2,883,223	2,828,450	(6)	4,821,823	3,651,652	(7)	4,684,176	2,424,680	(6,349,624)	(2,680,481)

	FY21
	CEO	Non-PEO NEOs
Total from Summary Compensation Table (i)	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year (ii)	(11,199,803)	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (iii)	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (iv)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (v)	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (vi)	5,688,527	823,785
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year (vii)	—	—
Compensation Actually Paid	105,676,083	26,444,391

Non-PEO NEO Average Total Compensation Amount			$ 3,748,508	$ 3,303,421	$ 2,258,387	$ 3,223,063	$ 4,950,600
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,883,223	3,651,652	2,424,680	(2,680,481)	26,444,391
Adjustment to Non-PEO NEO Compensation Footnote

	FY25		FY24					FY23		FY22
	CEO	Non-PEO NEOs	CEO Mr. Kelderman		CEO Mr. Kummeth	Non-PEO NEOs		CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table (i)	8,151,181	3,748,508	2,636,900	(6)	6,792,945	3,303,421	(7)	30,584,644	2,258,387	15,370,549	3,223,063
Subtract: Grant date fair value of option and stock awards granted in the fiscal year (ii)	(5,862,791)	(1,264,411)	(2,152,815	)(6)	(5,000,028)	(1,349,102	)(7)	(29,325,210)	(850,075)	(10,299,362)	(949,840)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (iii)	3,511,656	1,569,604	2,344,977		4,234,157	2,565,518		4,318,227 (8)	1,382,025	6,472,546	1,106,688
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (iv)	(3,442,309)	(1,234,677)	—		(1,241,718)	(847,318)		(6,132,401)	(877,492)	(22,021,635)	(5,636,997)
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (v)	—	—	—		—	—		—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (vi)	113,976	64,200	—		36,468	(20,867)		5,238,918	633,346	4,128,278	469,566
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year (vii)	—	—	—		—	—		—	(121,511)	—	(892,961)
Compensation Actually Paid	2,471,713	2,883,223	2,828,450	(6)	4,821,823	3,651,652	(7)	4,684,176	2,424,680	(6,349,624)	(2,680,481)

	FY21
	CEO	Non-PEO NEOs
Total from Summary Compensation Table (i)	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year (ii)	(11,199,803)	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (iii)	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (iv)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (v)	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (vi)	5,688,527	823,785
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year (vii)	—	—
Compensation Actually Paid	105,676,083	26,444,391

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]			While we utilized Organic Revenue Growth and Adjusted Net Income in fiscal 2025 as the two performance measures to align executive compensation with performance, Adjusted Net Income is not presented in the “Pay versus performance” table. In accordance with SEC rules, we are providing the following graphic descriptions of the relationships between information presented in the “Pay versus performance” table, as well as between Adjusted Net Income and Company performance.
Total Shareholder Return Amount			$ 79.49	110.17	124.96	132.17	171.17
Peer Group Total Shareholder Return Amount			103.58	131.47	126.72	129.72	147.61
Net Income (Loss) Attributable to Parent			$ 73,400,000	$ 168,105,000	$ 285,442,000	$ 263,099,000	$ 139,585,000
Company Selected Measure Amount			1,210,000	1,147,100	1,134,700	1,113,600	915,900
PEO Name	Mr. Kelderman	Mr. Kummeth	Mr. Kelderman		Mr. Kummeth	Mr. Kummeth	Mr. Kummeth
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Organic Revenue
Non-GAAP Measure Description
(5)	Sales shown reflect organic revenue as calculated for purposes of our executive compensation program for the applicable reporting year. Refer to Appendix A for a reconciliation between GAAP and non-GAAP measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Net Income
Subtract Grant Date Fair Value Of Option And Stock Awards Granted In The Fiscal Yea [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,264,411)	$ (1,349,102)	$ (850,075)	$ (949,840)	$ (1,722,395)
Addfair Value At Fiscal Year End Of Outstanding And Unvested Option And Stock Awards Granted In The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,569,604	2,565,518	1,382,025	1,106,688	10,602,750
Add Subtract Year Over Year Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,234,677)	(847,318)	(877,492)	(5,636,997)	11,789,651
Add Vesting Date Fair Value Of Option And Stock Awards Granted And Vesting During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0	0
Add Subtract Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Option And Stock Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			64,200	(20,867)	633,346	469,566	823,785
Subtract Awards Granted In Prior Years That Did Not Meet The Applicable Vesting Conditions During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(121,511)	(892,961)	0
Kelderman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,151,181	2,636,900	0	0	0
PEO Actually Paid Compensation Amount			2,471,713	2,828,450	0	0	0
Kelderman [Member] | Subtract Grant Date Fair Value Of Option And Stock Awards Granted In The Fiscal Yea [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,862,791)	(2,152,815)
Kelderman [Member] | Addfair Value At Fiscal Year End Of Outstanding And Unvested Option And Stock Awards Granted In The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,511,656	2,344,977
Kelderman [Member] | Add Subtract Year Over Year Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,442,309)	0
Kelderman [Member] | Add Vesting Date Fair Value Of Option And Stock Awards Granted And Vesting During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Kelderman [Member] | Add Subtract Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Option And Stock Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			113,976	0
Kelderman [Member] | Subtract Awards Granted In Prior Years That Did Not Meet The Applicable Vesting Conditions During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Kummeth [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	6,792,945	30,584,644	15,370,549	15,889,896
PEO Actually Paid Compensation Amount			0	4,821,823	4,684,176	(6,349,624)	105,676,083
Kemmeth [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount				4,821,823	4,684,176	(6,349,624)	105,676,083
Kemmeth [Member] | Subtract Grant Date Fair Value Of Option And Stock Awards Granted In The Fiscal Yea [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,199,803)	(5,000,028)	(29,325,210)	(10,299,362)
Kemmeth [Member] | Addfair Value At Fiscal Year End Of Outstanding And Unvested Option And Stock Awards Granted In The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,234,157		6,472,546	30,362,017
Kemmeth [Member] | A [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,318,227
Kemmeth [Member] | Add Subtract Year Over Year Change In Fair Value Of Outstanding And Unvested Option And Stock Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,241,718)	(6,132,401)	(22,021,635)	64,935,446
Kemmeth [Member] | Add Vesting Date Fair Value Of Option And Stock Awards Granted And Vesting During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0	0
Kemmeth [Member] | Add Subtract Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Option And Stock Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				36,468	5,238,918	4,128,278	5,688,527
Kemmeth [Member] | Subtract Awards Granted In Prior Years That Did Not Meet The Applicable Vesting Conditions During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	$ 0	$ 0	$ 0
Keldeman [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount			$ 2,471,713	$ 2,828,450